Income Taxes (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred income tax expense				$ 274,489
Income tax benefit (expense)	(10,134)	(254,734)	(737)	225,450
Effective statutory federal income tax rate			35.00%	35.00%
Net operating loss carryforward			$ 28,730,000